CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2011	$ 27,821	$ 38	$ 177,215	$ (141,557)	$ (3,545)	$ (4,330)
Balance (in shares) at Dec. 31, 2011		7,533,872
Shares issued for employee stock purchase plan	42		42
Shares issued for employee stock purchase plan (in shares)		23,836
Non-vested stock grants	0
Non-vested stock grants (in shares)		110,000
Share-based compensation	21		21
Other comprehensive income - Foreign currency translation adjustment	314					314
Net loss	(1,187)			(1,187)
Balance at Dec. 29, 2012	27,011	38	177,278	(142,744)	(3,545)	(4,016)
Balance (in shares) at Dec. 29, 2012		7,667,708
Shares issued for employee stock purchase plan	43		43
Shares issued for employee stock purchase plan (in shares)		23,674
Non-vested stock grants	0	4	(4)
Non-vested stock grants (in shares)		800,000
Purchases of treasury stock	(44)				(44)
Share-based compensation	737		737
Other comprehensive income - Foreign currency translation adjustment	203					203
Net loss	(2,052)			(2,052)
Balance at Dec. 28, 2013	$ 25,898	$ 42	$ 178,054	$ (144,796)	$ (3,589)	$ (3,813)
Balance (in shares) at Dec. 28, 2013		8,491,382